Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Feb 1, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Apr 30, 2012

FPA International Value Fund | FPA International Value Fund
FPA International Value Fund

SUPPLEMENT DATED FEBRUARY 1, 2013 TO PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012

First Pacific Advisors, LLC, the adviser to the FPA Funds Trust’s FPA International Value Fund (“Fund”), has agreed contractually to lower the current expense limit applicable to the Fund so that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will be 1.32% of average net assets effective February 1, 2013, through June 30, 2015.

The Section in the Fund’s Prospectus entitled, “Annual Fund Operating Expenses (expenses that are deducted from Fund assets)” is revised as follows:
Annual Fund Operating Expenses		FPA International Value Fund
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.32%
[1]	First Pacific Advisors, LLC (the "Adviser") has contractually agreed to waive a portion of the advisory fees and/or reimburse a portion of the FPA International Value Fund's operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) effective February 1, 2013, through June 30, 2015 to ensure that the Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not exceed 1.32%. This agreement may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924727_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 1, 2013 TO PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012

First Pacific Advisors, LLC, the adviser to the FPA Funds Trust’s FPA International Value Fund (“Fund”), has agreed contractually to lower the current expense limit applicable to the Fund so that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will be 1.32% of average net assets effective February 1, 2013, through June 30, 2015.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA International Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Section in the Fund’s Prospectus entitled, “Annual Fund Operating Expenses (expenses that are deducted from Fund assets)” is revised as follows:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]

[1]	First Pacific Advisors, LLC (the "Adviser") has contractually agreed to waive a portion of the advisory fees and/or reimburse a portion of the FPA International Value Fund's operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) effective February 1, 2013, through June 30, 2015 to ensure that the Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not exceed 1.32%. This agreement may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2012